Shareholder Report, Holdings (Details)	Sep. 30, 2024
Class ADV Shares | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
Class ADV Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class ADV Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class ADV Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class ADV Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class ADV Shares | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class ADV Shares | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class ADV Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class ADV Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class ADV Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class ADV Shares | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class ADV Shares | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class ADV Shares | First American Government Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.91%
Class ADV Shares | P G I M Short Duration High Yield Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Class ADV Shares | Virtus Global Multi Sector Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Class ADV Shares | Aberdeen Global Dynamic Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Class ADV Shares | F S Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Class ADV Shares | Aberdeen Total Dynamic Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class ADV Shares | Morgan Stanley Emerging Markets Domestic Debt Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Class ADV Shares | Highland Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class ADV Shares | Eaton Vance Tax Managed Global Buy Write Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class ADV Shares | Brandywine G L O B A L Global Income Opportunities Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Class A Shares | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class A Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A Shares | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A Shares | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class A Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class A Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A Shares | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class A Shares | First American Government Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.91%
Class A Shares | P G I M Short Duration High Yield Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Class A Shares | Virtus Global Multi Sector Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Class A Shares | Aberdeen Global Dynamic Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Class A Shares | F S Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Class A Shares | Aberdeen Total Dynamic Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A Shares | Morgan Stanley Emerging Markets Domestic Debt Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Class A Shares | Highland Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A Shares | Eaton Vance Tax Managed Global Buy Write Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A Shares | Brandywine G L O B A L Global Income Opportunities Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%